Fair Value Measurements and Financial Instruments - Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Assets:
Total	$ 1,226	$ 642
Other liabilities:
Total	1,689	1,413
Fixed income securities
Assets:
Debt securities, available-for-sale	442	405
Interest rate swaps
Assets:
Derivative asset	568	3
Other liabilities:
Derivative liabilities	173	813
Cross currency swaps
Assets:
Derivative asset	211	220
Other liabilities:
Derivative liabilities	912	536
Forward starting interest rate swaps
Other liabilities:
Derivative liabilities	604	60
Interest rate caps
Assets:
Derivative asset		14
Other liabilities:
Derivative liabilities		4
Foreign exchange forwards
Assets:
Derivative asset	5
Level 1
Assets:
Total	0	0
Other liabilities:
Total	0	0
Level 1 | Fixed income securities
Assets:
Debt securities, available-for-sale	0	0
Level 1 | Interest rate swaps
Assets:
Derivative asset	0	0
Other liabilities:
Derivative liabilities	0	0
Level 1 | Cross currency swaps
Assets:
Derivative asset	0	0
Other liabilities:
Derivative liabilities	0	0
Level 1 | Forward starting interest rate swaps
Other liabilities:
Derivative liabilities	0	0
Level 1 | Interest rate caps
Assets:
Derivative asset		0
Other liabilities:
Derivative liabilities		0
Level 1 | Foreign exchange forwards
Assets:
Derivative asset	0
Level 2
Assets:
Total	1,226	642
Other liabilities:
Total	1,689	1,413
Level 2 | Fixed income securities
Assets:
Debt securities, available-for-sale	442	405
Level 2 | Interest rate swaps
Assets:
Derivative asset	568	3
Other liabilities:
Derivative liabilities	173	813
Level 2 | Cross currency swaps
Assets:
Derivative asset	211	220
Other liabilities:
Derivative liabilities	912	536
Level 2 | Forward starting interest rate swaps
Other liabilities:
Derivative liabilities	604	60
Level 2 | Interest rate caps
Assets:
Derivative asset		14
Other liabilities:
Derivative liabilities		4
Level 2 | Foreign exchange forwards
Assets:
Derivative asset	5
Level 3
Assets:
Total	0	0
Other liabilities:
Total	0	0
Level 3 | Fixed income securities
Assets:
Debt securities, available-for-sale	0	0
Level 3 | Interest rate swaps
Assets:
Derivative asset	0	0
Other liabilities:
Derivative liabilities	0	0
Level 3 | Cross currency swaps
Assets:
Derivative asset	0	0
Other liabilities:
Derivative liabilities	0	0
Level 3 | Forward starting interest rate swaps
Other liabilities:
Derivative liabilities	0	0
Level 3 | Interest rate caps
Assets:
Derivative asset		0
Other liabilities:
Derivative liabilities		$ 0
Level 3 | Foreign exchange forwards
Assets:
Derivative asset	$ 0